Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of joint ventures [abstract]
Disclosure of detailed information accounts payable and accrued liabilities about explanatory

	As at December 31,
	2025	2024

Trade payables	$2,209	$737
Accrued liabilities	1,683	981
Lease liability	489	-
Income taxes payable	1,901	-
Other payables and advances	383	1,631
Total	$6,664	$3,349